Long Term Debt - Sale and Leaseback Financings Narrative (Details) $ in Thousands	1 Months Ended					12 Months Ended
	May 31, 2022	Aug. 31, 2021	Apr. 30, 2021	Feb. 28, 2021	Nov. 30, 2019 vessel	Dec. 31, 2022 USD ($) facility vessel	Dec. 31, 2021 facility
Debt Instrument [Line Items]
Number of facilities that entered into a sale and leaseback agreement | facility						13
Number of vessels sold and leased back | vessel						13
Number of facilities repaid during period | facility							2
All Debt Instruments
Debt Instrument [Line Items]
Net worth covenant						$ 150,000
Minimum EBITDA to interest expense						2.0
All Debt Instruments | Minimum
Debt Instrument [Line Items]
Mininum cash balance of loan and credit facility agrrements as collateral deposit with restrictive liquidity covenant						$ 200
All Debt Instruments | Minimum | Hajioannou family
Debt Instrument [Line Items]
Minimum percentage of ownership						30.00%
All Debt Instruments | Maximum
Debt Instrument [Line Items]
Mininum cash balance of loan and credit facility agrrements as collateral deposit with restrictive liquidity covenant						$ 500
All Debt Instruments | Maximum | Hajioannou family
Debt Instrument [Line Items]
Minimum percentage of ownership						35.00%
Commercial financing institutions
Debt Instrument [Line Items]
Consolidated leverage covenant						85.00%
One facility | Hajioannou family
Debt Instrument [Line Items]
Minimum percentage of ownership						20.00%
Threshold one | All Debt Instruments
Debt Instrument [Line Items]
Minimum value covenant						1.12
Threshold two | All Debt Instruments
Debt Instrument [Line Items]
Minimum value covenant						1.15
Threshold three | All Debt Instruments
Debt Instrument [Line Items]
Minimum value covenant						1.20
Threshold four | All Debt Instruments
Debt Instrument [Line Items]
Minimum value covenant						1.35
Shikokutessera
Debt Instrument [Line Items]
Sale leaseback lease term						8 years
Maxdeka, Shikoku and Glovertwo
Debt Instrument [Line Items]
Sale leaseback lease term						7 years 6 months
Number of vessels sold and leased back | vessel					3
Shikokutessera, Maxdeka, Shikoku and Glovertwo
Debt Instrument [Line Items]
Number of vessels sold and leased back | vessel						4
Sale leaseback, repurchase period						5 years 9 months
Gloversix - Shikokuokto [Member]
Debt Instrument [Line Items]
Sale leaseback lease term						8 years
Sale leaseback, repurchase period						3 years
Sale leaseback transaction, purchase obligation						8 years
Maxdekatria and Pentakomo [Member]
Debt Instrument [Line Items]
Sale leaseback lease term						6 years
Sale leaseback, repurchase period						3 years
Sale leaseback transaction, purchase obligation						6 years
Pinewood
Debt Instrument [Line Items]
Sale leaseback lease term				10 years
Sale leaseback, repurchase period				3 years
Sale leaseback transaction, purchase obligation				10 years
Maxtessera
Debt Instrument [Line Items]
Sale leaseback lease term			7 years
Sale leaseback, repurchase period			5 years 6 months
Shikokuepta
Debt Instrument [Line Items]
Sale leaseback lease term		10 years
Sale leaseback, repurchase period		3 years
Sale leaseback transaction, purchase obligation		10 years
Agros
Debt Instrument [Line Items]
Sale leaseback lease term	10 years
Sale leaseback, repurchase period						3 years
Sale leaseback transaction, purchase obligation	10 years
Kyotofriendo one
Debt Instrument [Line Items]
Sale leaseback lease term						5 years
Sale leaseback, repurchase period						3 years
Maximum borrowing capacity						$ 25,750
Maxeikosiena and Youngtwo
Debt Instrument [Line Items]
Sale leaseback lease term							10 years
Sale leaseback, repurchase period						2 years
Sale leaseback transaction, purchase obligation							10 years
Shikokutessera, Maxdeka, Shikoku, Glovertwo, Maxtessera and Kyotofriendo
Debt Instrument [Line Items]
Fair value of debt outstanding						$ 315,519
Shimafive and Shimaseven
Debt Instrument [Line Items]
Fair value of debt outstanding						$ 145